Goodwill and Other Intangibles (Details) - Schedule of Amortization of Intangibles - Vaso Corporation and Subsidaries [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Amortization of Intangibles [Abstract]
2024	$ 325
2025	254
2026	199
2027	169
2028	131
Intangibles net	$ 1,078